                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:   QUARTER ENDED SEPT. 30, 2002

Check here if Amendment [ ]     Amendment Number:
                                                     ---------------------------

This Amendment (Check only one):   [ ]   is a restatement
                                   [ ]   adds now holdings entries

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:             PENSKE CORPORATION

Address:          2555 TELEGRAPH RD, BLOOMFIELD HILLS, MI 48302-0954

Form 13F File Number:      28-05645

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:    ROBERT H. KURNICK, JR.

Title:   EXECUTIVE VICE PRESIDENT

Phone:   248-648-2150

SIGNATURE, PLACE, AND DATE OF SIGNING:



/S/ ROBERT H. KURNICK, JR.          BLOOMFIELD HILLS, MI      OCTOBER 1, 2002
---------------------------         --------------------      ---------------
(Signature)                         (City, State)             (Date)

REPORT TYPE (CHECK ONLY ONE):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

REPORT SUMMARY:

Number of Other Included Managers:                         2
                                             -----------------------------------
Form 13F Information Table Entry Total:                    2
                                             -----------------------------------
Form 13F Information Table Value Total:     $        207,023
                                             -----------------------------------
                                                        (thousands)

LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing the report.

(If there are no entries in this list, state "NONE" and omit the column headings and list entries).

No.           Form 13F File Number                        Name

   1          ___________________________       PENSKE PERFORMANCE, INC.

   2          ___________________________       PENSKE AUTOMOTIVE HOLDINGS, INC.

                                                             AMOUNT AND
                                                          TYPE OF SECURITY                                    VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
   NAME OF        TITLE     CUSIP     VALUE     SHARES      SH/   PUT/     INVESTMENT       OTHER         SOLE      SHARED     NONE
   ISSUER          OF                (X1000)    OR PRN      PRN   CALL     DISCRETION      MANAGERS
                  CLASS                         AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
International      A       460335    $ 66,255   1,677,621    SH              Defined           1         1,677,621
Speedway                    20 1
Corporation
------------------------------------------------------------------------------------------------------------------------------------
United Auto      Voting    909440    $140,768  10,047,655    SH              Defined           1        10,047,655
Group, Inc.      Common     10 9
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------